Shareholder Fees {- Fidelity® Japan Smaller Companies Fund}	Dec. 30, 2020 USD ($)
10.31 Targeted International Funds Retail Combo PRO-16 | Fidelity® Japan Smaller Companies Fund
Shareholder Fees:
(fees paid directly from your investment)	none